Purchase Receivables - Schedule of Purchase Receivables (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Factoring amount	$ 1,607,500
Outstanding balance	1,359,165
CapCall [Member]
Factoring amount	$ 1,000,000
Number of loans issuance date, description	3 loans 2020
Outstanding balance	$ 820,515
Fox Capital [Member]
Factoring amount	$ 607,500
Issuance Date	Dec. 01, 2020
Outstanding balance	$ 538,650